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   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 20, 1998

                                       REGISTRATION NO. 033-70374 and 811-08082

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [x]
         PRE-EFFECTIVE AMENDMENT NO.                                   [ ]
         POST-EFFECTIVE AMENDMENT NO. 6                                [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [x]
         AMENDMENT NO. 8                                               [x]

                      FIRST EAGLE INTERNATIONAL FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3000

                                 JOHN P. ARNHOLD
                           1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             PAUL S. SCHREIBER, ESQ.
                               SHEARMAN & STERLING
                              599 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10022

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

     [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b);

     [x] ON MARCH 2, 1998 PURSUANT TO PARAGRAPH (b);

     [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i);

     [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(i);

     [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(ii);

     [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485.

     IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
         PREVIOUSLY FILED POST-EFFECTIVE  AMENDMENT.

PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK, PAR VALUE $.01 PER SHARE. THE REGISTRANT LAST FILED A RULE 24f-2 NOTICE ON DECEMBER 30, 1997.





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                                        2

This Post-Effective Amendment No. 6 to the Registration Statement of the First Eagle International Fund, Inc. is being filed pursuant to Rule 414(d) and Rule 485(b) under the Securities Act of 1933 as amended for the purpose of adopting in its entirety Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940 of the Registration Statement of the First Eagle Fund of America, Inc.

This Post-Effective Amendment will become effective at the start of business on March 2, 1998, which is the first business date after the Agreement and Plan of Conversion and Termination will be effective, and the First Eagle Fund of America, Inc. and the First Eagle International Fund, Inc. will be reorganized as series of the First Eagle Trust.

The First Eagle International Fund, Inc. hereby affirmatively adopts the Registration Statement (File Nos. 333-10675 and 811-4935) of the First Eagle Fund of America, Inc.




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                                        3

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the 'Securities Act') and the Investment Company Act of 1940 (the 'Investment Company Act'), the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, as of the 18th day of February, 1998.

                                           FIRST EAGLE INTERNATIONAL FUND, INC.

                                           By: /s/ John P. Arnhold
                                               --------------------------------
                                                   JOHN P. ARNHOLD, PRESIDENT

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                              CAPACITY                DATE
---------                              --------                ----
/s/ Henry H. Arnhold                   Director                February 18, 1998
------------------------------------
HENRY H. ARNHOLD

/s/ *                                  Director                February 18, 1998
------------------------------------
EDWIN J. EHRLICH

/s/ *                                  Director                February 18, 1998
------------------------------------
K. GEORG GABRIEL

/s/ *                                  Director                February 18, 1998
------------------------------------
ROBERT J. GELLERT

/s/ *                                  Director                February 18, 1998
------------------------------------
MICHAEL M. KELLEN

                                       Director                February 18, 1998
------------------------------------
STEPHEN M. KELLEN

/s/ *                                  Director                February 18, 1998
------------------------------------
WILLIAM M. KELLY

/s/ *                                  Director                February 18, 1998
------------------------------------
STANFORD S. WARSHAWSKY

/s/ *                                  Director                February 18, 1998
------------------------------------
J. FRANK WIEDEMAN

/s/ Robert Miller                      Treasurer and Chief     February 18, 1998
------------------------------------   Accounting Officer
ROBERT MILLER

* /s/ Robert Bruno                     Secretary               February 18, 1998
  ----------------------------------
*By ROBERT BRUNO pursuant to
 Power of Attorney